FINANCIAL INSTRUMENTS - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 435,627	£ 430,829
Financial assets at fair value through profit or loss	1,371	1,798
Financial assets at fair value through other comprehensive income	22,846	27,786
Level 3 financial assets carried at fair value	28,074	35,095
Financial liabilities at fair value through profit or loss	5,159	6,537
Level 3 financial liabilities carried at fair value	11,050	11,180
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	26	33
Favourable changes £m | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	1	1
Unfavourable changes £m | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Carrying value £m | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	26	33
Carrying value £m | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	163	207
Carrying value £m | Level 3 £m | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value	189	240
Carrying value £m | Financial assets at fair value, class [member] | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value	347	471
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	1,132	1,559
Financial assets at fair value through profit or loss | Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	291	395
Equity investments	4	4
Financial assets at fair value through profit or loss	295	399
Financial assets at fair value through profit or loss | Carrying value £m | Favourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	25	32
Equity investments	2	2
Financial assets at fair value through profit or loss | Carrying value £m | Unfavourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	(23)	(30)
Equity investments	(2)	(2)
Financial assets available-for-sale, category | Favourable changes £m | Lead manager or broker quote/consensus pricing | Broker Quotes | Lead Manager
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed debt instruments held	4	4
Financial assets available-for-sale, category | Unfavourable changes £m | Lead manager or broker quote/consensus pricing | Broker Quotes | Lead Manager
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed debt instruments held	(4)	(4)
Financial assets available-for-sale, category | Carrying value £m | Lead manager or broker quote/consensus pricing | Broker Quotes | Lead Manager
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed debt instruments held	51	55
Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed debt instruments held	138	55
Financial assets at fair value through other comprehensive income	22,846	27,786
Financial assets at fair value through other comprehensive income | Favourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	0	0
Financial assets at fair value through other comprehensive income | Unfavourable changes £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	0	0
Financial assets at fair value through other comprehensive income | Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity investments	1	1
Financial assets at fair value through other comprehensive income	£ 52	£ 56
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Financial assets at fair value through profit or loss | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.0050	0.0050
Interest rate volatility | Favourable changes £m | Option pricing model | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Interest rate volatility | Unfavourable changes £m | Option pricing model | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	0
Interest rate volatility | Carrying value £m | Option pricing model | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 13	£ 31
Interest rate volatility | Maximum | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	1.05	1.68
Interest rate volatility | Minimum | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.17	0.13
Interest rate volatility | Derivative assets £m | Favourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 0	£ 0
Interest rate volatility | Derivative assets £m | Unfavourable changes £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	0
Interest rate volatility | Derivative assets £m | Carrying value £m | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	£ 16
Interest rate volatility | Derivative assets £m | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		0.59
Interest rate volatility | Derivative assets £m | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		0.31
Housing Price Index | Favourable changes £m | Market values – property valuation | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	16	£ 19
Housing Price Index | Unfavourable changes £m | Market values – property valuation | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	(16)	(18)
Housing Price Index | Carrying value £m | Market values – property valuation | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	£ 150	£ 176
Housing Price Index | Maximum | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.01	0.01
Housing Price Index | Minimum | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities		(0.01)